Property and equipment, net - Schedule of Property and equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Statements
Construction in progress	¥ 248,788		¥ 97,786
Leasehold improvements	32,387		32,913
Others	12,045		13,700
Gross carrying amount, total	577,377		416,091
Less: accumulated depreciation	(250,612)		(215,198)
Property and equipment, net	326,765	$ 46,024	200,893
Servers Computers and Equipment
Statements
Gross carrying amount, total	284,157		271,692
Less: accumulated depreciation	(210,557)		(181,706)
Construction in progress
Statements
Less: accumulated depreciation	(30,536)		(24,957)
Others
Statements
Less: accumulated depreciation	¥ (9,519)		¥ (8,535)